Reinsurance	12 Months Ended
Dec. 31, 2012
Reinsurance
Reinsurance

9. REINSURANCE

In the ordinary course of business, the Company is involved in both the assumption and cession of reinsurance with non-affiliated companies. The following table provides details of the reinsurance recoverables balance as of December 31:

	2012	2011
Ceded future policyholder benefits and expenses	$1,548,052	$1,600,007
Ceded unearned premium	18,485	19,856
Ceded claims and benefits payable	222,575	190,250
Ceded paid losses	14,293	9,954
Total	$1,803,405	$1,820,067

A key credit quality indicator for reinsurance recoverables is the A.M. Best financial strength ratings of the reinsurer. The A.M. Best ratings are an independent opinion of a reinsurer's ability to meet ongoing obligations to policyholders. The A.M. Best ratings for new reinsurance agreements where there is material credit exposure are reviewed at the time of execution. The A.M. Best ratings for existing reinsurance agreements are reviewed on a periodic basis, at least annually.

The following table provides the reinsurance recoverable as of December 31, 2012 grouped by A.M. Best rating:

A. M. Best ratings of reinsurer	Ceded future policyholder benefits and expense	Ceded unearned premiums	Ceded claims and benefits payable	Ceded paid losses	Total
A++ or A+	$876,423	$18,272	$211,802	$424	$1,106,921
A or A–	633,326	49	7,872	21	641,268
B++ or B+	37,989	164	92	0	38,245
Not rated	314	0	2,809	13,848	16,971
Reinsurance recoverable	$1,548,052	$18,485	$222,575	$14,293	$1,803,405

A.M. Best ratings for The Hartford and John Hancock Life Insurance Company ("John Hancock"), a subsidiary of Manulife Financial Corporation, the reinsurers with the largest reinsurance recoverable balances, are A and A+, respectively. A.M. Best currently maintains a stable outlook on the financial strength ratings of John Hancock. The Hartford's rating is under review with negative implications. The total amount of recoverable for these two reinsurers is $1,691,282 as of December 31, 2012. Most of the assets backing reserves relating to reinsurance recoverables from these two counterparties are held in trust.

The effect of reinsurance on premiums earned and benefits incurred was as follows:

	Years ended December 31,
	2012			2011			2010
	Long Duration	Short Duration	Total	Long Duration	Short Duration	Total	Long Duration	Short Duration	Total
Direct earned premiums and other considerations	$212,727	$807,270	$1,019,997	$213,074	$835,861	$1,048,935	$228,876	$853,599	$1,082,475
Assumed premiums	11,983	146,130	158,113	12,093	181,799	193,892	7,159	218,074	225,233
Ceded premiums	(175,042)	(14,860)	(189,902)	(176,115)	(13,530)	(189,645)	(179,703)	(11,758)	(191,461)
Net earned premiums and other considerations	$49,668	$938,540	$988,208	$49,052	$1,004,130	$1,053,182	$56,332	$1,059,915	$1,116,247
Direct policyholder benefits	$344,022	$523,790	$867,812	$459,153	$558,545	$1,017,698	$719,071	$557,884	$1,276,955
Assumed policyholder benefits	24,519	133,285	157,804	27,198	171,506	198,704	21,031	198,254	219,285
Ceded policyholder benefits	(297,768)	(7,212)	(304,980)	(404,044)	(6,776)	(410,820)	(656,716)	(5,375)	(662,091)
Net policyholder benefits	$70,773	$649,863	$720,636	$82,307	$723,275	$805,582	$83,386	$750,763	$834,149

The Company had $866,022 and $810,555, respectively, of invested assets held in trusts or by custodians as of December 31, 2012 and 2011, respectively, for the benefit of others related to certain reinsurance arrangements.

The Company utilizes ceded reinsurance primarily for loss protection and business dispositions.

Loss Protection and Capital Management

As part of the Company's overall risk and capacity management strategy, the Company purchases reinsurance for certain risks underwritten by the Company, including significant individual or catastrophic claims. Under indemnity reinsurance transactions in which the Company is the ceding insurer, the Company remains liable for policy claims if the assuming company fails to meet its obligations. To mitigate this risk, the Company has control procedures to evaluate the financial condition of reinsurers and to monitor the concentration of credit risk. The selection of reinsurance companies is based on criteria related to solvency and reliability and, to a lesser degree, diversification.

Business Divestitures

The Company has used reinsurance to exit certain businesses.

In 2005, the Parent signed an agreement with Forethought Life Insurance Company whereby the Company agreed to discontinue writing new preneed insurance policies in the United States via independent funeral homes and funeral homes other than those owned and operated by Service Corporation International for a period of ten years.

In 2001, the Parent entered into a reinsurance agreement with The Hartford for the sale of the FFG division. In 2000, the Company divested its LTC operations to John Hancock. Assets supporting liabilities ceded relating to these businesses are mainly held in trusts and the separate accounts relating to FFG are still reflected in the Company's balance sheet. If the reinsurers became insolvent, we would be exposed to the risk that the assets in the trusts and/or the separate accounts would be insufficient to support the liabilities that would revert back to us. The reinsurance recoverable from The Hartford was $592,972 and $608,430 as of December 31, 2012 and 2011, respectively. The reinsurance recoverable from John Hancock was $1,098,310 and $1,103,506 as of December 31, 2012 and 2011, respectively.

The reinsurance agreement associated with the FFG sale also stipulates that The Hartford contribute funds to increase the value of the separate account assets relating to Modified Guaranteed Annuity business sold if such value declines below the value of the associated liabilities. If The Hartford fails to fulfill these obligations, the Company will be obligated to make these payments.

In addition, the Company would be responsible for administering this business in the event of reinsurer insolvency. We do not currently have the administrative systems and capabilities to process this business. Accordingly, we would need to obtain those capabilities in the event of an insolvency of one or more of the reinsurers of these businesses. We might be forced to obtain such capabilities on unfavorable terms with a resulting material adverse effect on our results of operations and financial condition.

As of December 31, 2012, we were not aware of any regulatory actions taken with respect to the solvency of the insurance subsidiaries of The Hartford or John Hancock that reinsure the FFG and LTC businesses, and the Company has not been obligated to fulfill any of such reinsurers' obligations.

John Hancock and The Hartford have paid their obligations when due and there have been no disputes.